LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 29, 2019	Dec. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 845,000	$ 669,000
Revolving long-term bank credit facility, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2%
Disclosure of detailed information about borrowings [line items]
Principal amount	245,000	69,000
Maximum borrowing capacity	1,000,000			$ 1,000,000
Amount committed against facility to cover various letters of credit	$ 22,500	13,400
Revolving long-term bank credit facility, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2% | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	3.50%
Revolving long-term bank credit facility, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2% | Minimum
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.00%
Revolving long-term bank credit facility, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2% | Maximum
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	2.00%
Term loan, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2%
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 300,000	300,000
Maximum borrowing capacity			$ 300,000
Term loan, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2% | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.90%
Term loan, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2% | Minimum | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.00%
Term loan, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2% | Maximum
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	2.00%
Notes payable, interest at fixed and variable rates
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 300,000
Notes payable, interest at fixed rate of 2.70%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Interest rate	2.70%
Principal amount	$ 100,000	100,000
Notes payable, interest at fixed rate of 2.70%, payable semi-annually | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.70%
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.53% payable quarterly
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 50,000	50,000
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.53% payable quarterly | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.70%
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.53% payable quarterly | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.53%
Notes payable, interest at fixed rate of 2.91%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Interest rate	2.91%
Principal amount	$ 100,000	100,000
Notes payable, interest at fixed rate of 2.91%, payable semi-annually | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.90%
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.57% payable quarterly
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 50,000	$ 50,000
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.57% payable quarterly | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.90%
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.57% payable quarterly | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.57%